Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

15. Subsequent Events

In preparing the condensed consolidated financial statements, the Company evaluated all subsequent events and transactions for potential recognition or disclosure up to the date that the condensed consolidated financial statements were issued.

13. Subsequent Events

In preparing the financial statements, the Company has evaluated all subsequent events and transactions for potential recognition or disclosure through April 27, 2022, the date the financial statements were available for issuance.

Form S-4 Registration Filing — On January 31, 2022, CleanTech announced that it has filed a registration statement on Form S-4 with the U.S. Securities and Exchange Commission. The filing includes a preliminary proxy statement/prospectus in connection with Nauticus’ proposed business combination with CleanTech. The transaction, which has been approved by the Nauticus Board of Directors and the CleanTech Board of Directors, is expected to close in May 2022. The transaction remains subject to approval by Nauticus and CleanTech shareholders and other customary closing conditions (including receipt of required regulatory approvals).

Diverse Marine Ltd. Construction Agreement — On February 14, 2022, Nauticus signed an agreement with Diverse Marine Ltd. (“Diverse Marine”) by which Diverse Marine will construct two marine vessels for Nauticus, the Hydronaut 2 and the Hydronaut 3. The purchase price for the Hydronaut 2 is $4.3 million and Nauticus is expected to take delivery in February, 2023. The purchase price for the Hydronaut 3 is $4.2 million and Nauticus is expected to take delivery in March, 2023. Both agreements require payment in Great British Pounds as certain milestones are met over the duration of the construction period.

Kongsberg Maritime AS Agreement — During March 2022, Nauticus signed an agreement with Kongsberg Maritime AS (“Kongsberg”) by which Kongsberg will design and construct two Launch and Recovery Systems (LARS) for the Nauticus’ Aquanaut, each to be fitted to two Hydronauts built by Diverse Marine. The two LARS are referred to in the Diverse Marine Ltd. Construction Agreement as “Free Issue” equipment that Nauticus is required to provide to Diverse Marine as part of the Hydronaut construction process. The purchase price for the LARS 1 is $1.1 million and Nauticus is expected to take delivery in January, 2023. The purchase price for the LARS 2 is $0.8 million and Nauticus is expected to take delivery in January, 2023. Both agreements require payment in NOK. A copy of the agreement is included here as Exhibit 10.30.

iXBlue, Inc Agreement — During 2022, Nauticus signed an agreement with iXBlue, Inc. (“iXBlue”) by which iXBlue will construct a Drix USV for Nauticus, The purchase price for the Drix USV is $1.7 million and Nauticus is expected to take delivery in Q4 2022.

Capital Markets advisory services related to Cleantech Acquisition — In order to broaden Nauticus’ reach to additional potential investors, parties have entered into a few letter agreements with investment banks for their capital markets advisory services.

Pursuant to a letter agreement dated February 28, 2022 with Lake Street Capital Markets (“Lake Street”), Nauticus has agreed to pay Lake Street a non-refundable retainer of $350,000 within ten days following the closing of the Business Combination for Lake Street’s capital markets advisory services which include, among other things, (i) providing advice and assistance to CLAQ in evaluating its capital raising strategies and alternatives; (ii) assisting CLAQ in refining and communicating its investor presentation; and (iii) working and coordinating with CLAQ’s investors relations resources to conduct a non-deal investor roadshow in the U.S. and solicit, and analyse investors’ feedback.

Pursuant to a letter agreement dated March 23, 2022 with Cowen and Company, LLC (“Cowen”), Nauticus has agreed to pay Cowen an advisory fee of $1,750,000 (the “Business Combination Fee”) upon closing of the Business Combination for its capital market advisory services which include, among other things, (i) familiarizing itself with the business, properties and operation of each of CLAQ and Nauticus; (ii) advising Nauticus on investor outreach, assisting Nauticus in scheduling and arranging meetings with current and potential holders of its securities; and (iii) assisting Nauticus in formulating a marketing strategy for the Business Combination. If this agreement with Cowen is terminated, the Business Combination Fee will still be payable if a business combination is consummated within twelve months from the date of the termination of the agreement (the “Residual Period”). If during the term of this agreement with Cowen or the Residual Period, Nauticus proposes to affect any restructuring, acquisition or disposition, or certain sales of securities, Nauticus has agreed to engage Cowen and offer Cowen no less than 35% of the total economics for any such capital raising transaction.

Pursuant to an amended and restated letter agreement dated April 25, 2022 with Coastal Equities, Inc. (“Coastal”), Nauticus has agreed to pay Coastal a cash fee of $7,600,000 (“Cash Fee”) upon closing of the Business Combination or any other transaction defined as a “Sale” of Nauticus pursuant to the letter agreement in return for Coastal’s financial advisory services which include, among other things, (i) facilitating potential purchasers’ or financing participants’ due diligence investigation; (ii) performing valuation analyses; (iii) identifying opportunities for the Sale of Nauticus; and (iv) as requested by Nauticus, participating on Nauticus’ behalf in negotiations concerning such Sale. If this letter agreement with Coastal is terminated, the Cash Fee will still be payable if the Sale of Nauticus occurs within 9 months from March 29, 2022, the effective date of the letter agreement.

CleanTech Acquisition Corp [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than those identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

As approved by the Company’s stockholders at a Special Meeting of Stockholders on July 18, 2022 (the “Meeting”), the Company entered into an amendment (the “Trust Amendment”) to the investment management trust agreement, dated as of July 14, 2021, with Continental Stock Transfer & Trust Company on July 19, 2022. Pursuant to the Trust Amendment, the Company has the right to extend the time to complete a business combination six (6) times for an additional one (1) month each time from July 19, 2022, to January 19, 2023, by depositing $100,000 to the trust account for each one-month extension.

As approved by the Company’s stockholders at the Meeting on July 18, 2022, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State on July 19, 2022 (the “Charter Amendment”), giving the Company the right to extend the date by which it has to complete a business combination up to six (6) times for an additional one (1) month each time, from July 19, 2022 to January 19, 2023.

On July 18, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 to CleanTech Investments, LLC and an unsecured promissory note in the aggregate principal amount of $300,000 to CleanTech Sponsor I LLC. The Company deposited to the Trust Account $100,000 of the total $450,000 of loan amount and extended the amount of time it has available to complete a business combination from July 19, 2022 to August 19, 2023. Both CleanTech Investments, LLC and CleanTech Sponsor I LLC are the Company’s sponsors at its initial public offering. Neither promissory note bears interest and both of them will be repaid only upon closing of a business combination by the Company.

In connection with a stockholders’ vote at the Meeting on July 18, 2022, 15,466,711 shares of the Company’s Common Stock were tendered for redemption, resulting in a $156,533,843 reduction in the Trust Account balance. After the redemptions, the Trust Account balance was $18,048,122.

On August 12, 2022, the Company exercised its right to extend the date by which it has to complete a business combination for an additional one (1) month, from August 19, 2022 to September 19, 2022, and deposited an additional $100,000 to the Trust Account.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than Amendment No. 1 to the Merger Agreement, as described in Note 1, and those items disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 11, 2022, the Company entered into an agreement with an investment bank (the “A Capital Markets Advisor”) for advisory services such as analyzing, structuring, negotiating, and effecting the potential Business Combination. In exchange for such services, the Company will pay the A Capital Markets Advisor a cash advisory fee of $350,000 which is payable upon the closing of the potential Business Combination, or six months following the termination of the agreement.

On February 28, 2022, the Company entered into an agreement with an investment bank (the “B Capital Markets Advisor”) for advisory services such as capital raising strategies and alternatives, review of business model and financial conditions, and non-deal investor roadshow services related to the potential Business Combination. In exchange for such services, B Capital Markets Advisor is due a non-refundable retainer $350,000 that is due within ten days following the closing of the potential Business Combination which will be paid by Nauticus.

On March 23, 2022, the Company entered into a Promissory Note with the Sponsor (the “Promissory Note”) to which the Company could borrow up to an aggregate of $267,000. The Promissory Note is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date on which the Company determines that it is unable to effect a Business Combination. On March 23, 2022, the Company drew down $267,000 under the Promissory Note.